GOF P11 09/21

SUPPLEMENT DATED SEPTEMBER 7, 2021

TO THE CURRENTLY EFFECTIVE PROSPECTUSES

OF EACH OF THE FUNDS LISTED BELOW

Franklin California Tax-Free Income Fund

Franklin Small-Mid Cap Growth Fund

(a series of Franklin Strategic Series)

The Prospectuses are amended as follows:

I. The Franklin California Tax-Free Income Fund table on the SUMMARY PROSPECTUS front cover is replaced as follows:

Class A	Class A1	Class C	Class R6	Advisor Class
FTFQX	FKTFX	FRCTX	FKTQX	FCAVX

II. The Franklin Small-Mid Cap Growth Fund table on the SUMMARY PROSPECTUS front cover is replaced as follows:

Class A	Class C	Class R	Class R6	Advisor Class
FRSGX	FRSIX	FSMRX	FMGGX	FSGAX

Please keep this supplement with your Prospectus for future reference.